FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS

15. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair values of common stock warrants were measured using the Black-Scholes option-pricing model (see Note 25). Inputs used to determine estimated fair value of the warrant liabilities include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock. The significant unobservable inputs used in the fair value measurement of the warrant liability are the fair value of the underlying stock at the valuation date and the estimated term of the warrants. The fair value of convertible note is based on a discounted cash flow model with an unobservable input of discount rate. (Level 3).

In 2015, the Group issued warrants in connection with its convertible notes. The warrants are recorded at fair market value at the date of issuance and subsequently at each reporting date. The following table presents the change in the warrants liability that were measured at fair value on a recurring basis using significant Level 3 inputs during 2016 and 2017 (see Note 21).

	2016	2017	2017
	RMB	RMB	US$
			(Note 3)
Balance at issuance date/beginning of year	64,414,941	16,357,737	2,514,138
Unrealized loss recognized in other comprehensive income	(48,057,204)	(12,615,466)	(1,938,962)

Balance at the end of the year	16,357,737	3,742,271	575,176

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2015, 2016 and 2017, respectively.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2105, 2016 and 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
	RMB	RMB	RMB	RMB	RMB
Receivable from WoW game points refund agent (see Note 14)	—	—	—	—	8,439,580

Total	—	—	—	—	8,439,580